TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
Schedule of Trade and Other Payables
	December 31	December 31
Current liabilities	2023	2022
Falling due within the year
Trade	$929	$1,683
Lease liabilities [1]	126	150
Total	$1,055	$1,833
	December 31	December 31
Non-current liabilities	2023	2022
Lease liabilities [1]	$338	$463
Total	$338	$463

Summary of lease liabilities
	December 31	December 31
Lease liabilities	2023	2022
Beginning balance	$613	$687
Interest expense	55	67
Lease payments	(208)	(196)
Lease recognition	16	10
Foreign currency translation difference	(12)	45
Ending balance	464	613

Current portion	126	150
Non-current portion	338	463
Total	$464	$613

Schedule of Undiscounted Lease Liabilities
Total
Less than one year	$164
One to five years	399
Later than 5 years	34
Total undiscounted lease liabilities	$597